Assets Held For Sale - Schedule of Assets Held for Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities associated with assets held for sale
Accounts receivable, allowance for credit loss	$ 42	$ 40
Held for sale | Alaskan Utilities
Assets held for sale
Accounts receivable (net of credit losses of $1 million) (note 24)	93	0
Inventory	86	0
Restricted cash holdings from customers	1	0
Prepaid expenses and other current assets	6	0
Property, plant and equipment	646	0
Intangible assets	5	0
Operating right-of-use assets	1	0
Goodwill	226	0
Regulatory assets - non-current	14	0
Post retirement benefits	8	0
Long-term investments and other assets	1	0
Total assets held for sale	1,087	0
Liabilities associated with assets held for sale
Accounts payable and accrued liabilities	59	0
Current portion of long-term debt	7	0
Customer deposits	13	0
Long-term debt	56	0
Asset retirement obligations	4	0
Regulatory liabilities - non-current	96	0
Operating lease liabilities - non-current	1	0
Other long-term liabilities	53	0
Future employee obligations	6	0
Total liabilities associated with assets held for sale	$ 295	$ 0